Other long-term liabilities - Schedule of Other Long-Term Liabilities (Parenthetical) (Detail)	1 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2016 USD ($)	May 31, 2016 USD ($) Vessel	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) Vessel	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Other Long Term Liabilities [Line Items]
Total gross proceeds from sale-leaseback transactions			$ 100,000,000	$ 144,000,000	$ 354,000,000	$ 398,000,000
Number of vessels under sales leaseback | Vessel					3
Deferred gain on sale-leasebacks	$ 200,927,000		200,927,000		$ 200,927,000		$ 163,554,000
Newbuilding Vessels [Member]
Other Long Term Liabilities [Line Items]
Financing from lessor		$ 420,750,000
Terms of leases		17 years
Lease financing, number of vessels | Vessel		5
MOL Benefactor and YM Width Vessels [Member]
Other Long Term Liabilities [Line Items]
Total gross proceeds from sale-leaseback transactions					$ 254,000,000
Sale leaseback transaction term description					Under the transactions, the Company sold the vessels to the SPCs and leased the vessels back from the SPCs over a term of 11 or 12 years, with an option to purchase the vessel at the nine year or nine year and six month anniversary of the lease for a pre-determined fair value purchase price.
MOL Benefactor Vessel [Member]
Other Long Term Liabilities [Line Items]
Lease financing lease period					11 years
Sale leaseback transaction option to purchase period					9 years
YM Width Vessel [Member]
Other Long Term Liabilities [Line Items]
Lease financing lease period					12 years
Sale leaseback transaction option to purchase period					9 years 6 months
Maersk Genoa Vessel [Member]
Other Long Term Liabilities [Line Items]
Total gross proceeds from sale-leaseback transactions	$ 100,000,000
Sale leaseback transaction term description	Under the transaction, the Company sold the vessel to the SPCs and leased the vessel back from the SPCs over a term of nine years, with an option to purchase the vessel at the end of the lease term for a pre-determined fair value purchase price.
Lease financing lease period	9 years
Two year option at option of the lessor					2 years
MOL Benefactor, YM Width And Maersk Genoa Vessels [Member]
Other Long Term Liabilities [Line Items]
Deferred gain on sale-leasebacks	$ 51,689,000		$ 51,689,000		$ 51,689,000